Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
OCI (financial instruments)		€ (1.4)	€ (2.3)	€ 1.2
Tax (benefit) deficit from share-based payments	[1]	0.0	0.0	(0.9)
Income Tax Effects Allocated Directly to Equity, Equity Transactions		(0.9)	0.0	0.0
Total income tax recognized in shareholders' equity		€ (2.3)	€ (2.3)	€ 0.3

[1]	ASU No. 2016-09 is effective as per January 1, 2017. This requires all of the tax effects related to share based payments to be recorded through the Consolidated Statements of Operations. The comparative numbers have not been adjusted to reflect this change.